UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105

                OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited


                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.0%
CONSUMER DISCRETIONARY--19.2%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Continental AG                                                                93,531    $     7,422,044
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--5.0%
Bayerische Motoren Werke AG                                                  151,425          6,842,819
-----------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen                                                           81,000          5,059,823
-----------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                           329,920         13,507,206
                                                                                        ------------------
                                                                                             25,409,848
-----------------------------------------------------------------------------------------------------------
DISTRIBUTORS--2.2%
Fujitsu Devices, Inc.                                                        203,000          2,569,365
-----------------------------------------------------------------------------------------------------------
Medion AG                                                                    531,932          8,458,990
                                                                                        ------------------
                                                                                             11,028,355
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Compass Group plc                                                          1,632,580          7,335,338
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.7%
Barratt Developments plc                                                     596,710          7,638,836
-----------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                           244,000          4,270,557
-----------------------------------------------------------------------------------------------------------
Waterford Wedgwood plc 1                                                  22,399,322          1,688,219
                                                                                        ------------------
                                                                                             13,597,612
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Agfa Gevaert NV                                                              153,600          4,026,796
-----------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                                                     21,383          1,575,388
                                                                                        ------------------
                                                                                              5,602,184
-----------------------------------------------------------------------------------------------------------
MEDIA--1.5%
Vivendi Universal SA                                                         246,840          7,787,066
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.1%
Aoyama Trading Co.                                                           172,838          4,700,354
-----------------------------------------------------------------------------------------------------------
Kingfisher plc                                                               852,960          3,882,607
-----------------------------------------------------------------------------------------------------------
New Dixons Group plc                                                       2,748,330          7,529,490
                                                                                        ------------------
                                                                                             16,112,451
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.8%
Aksa Akrilik Kimya Sanayii AS                                                411,658          4,069,157
CONSUMER STAPLES--8.3%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Heineken NV                                                                  145,000          4,685,036
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
J Sainsbury plc                                                              906,136          4,643,092
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--4.9%
CoolBrands International, Inc. 1                                           1,978,800          5,000,969
-----------------------------------------------------------------------------------------------------------
Nestle SA                                                                     38,900         10,918,428
-----------------------------------------------------------------------------------------------------------
RHM plc 1                                                                    315,470          1,815,514
-----------------------------------------------------------------------------------------------------------
Unilever NV                                                                  109,212          7,531,676
                                                                                        ------------------
                                                                                             25,266,587
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Coreana Cosmetics Co. Ltd.                                                    96,262            184,853
-----------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                        121,200          3,766,679
                                                                                        ------------------
                                                                                              3,951,532


1         |                     Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited


                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Amore Pacific Corp.                                                           14,710    $     3,976,731
ENERGY--5.7%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.4%
Petroleum Geo-Services ASA 1                                                 236,900          7,087,648
-----------------------------------------------------------------------------------------------------------
OIL & GAS--4.3%
ENI SpA                                                                      414,700         12,278,767
-----------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                            37,240          9,790,449
                                                                                        ------------------
                                                                                             22,069,216
FINANCIALS--19.1%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.1%
Anglo Irish Bank Corp.                                                       393,400          5,304,739
-----------------------------------------------------------------------------------------------------------
Bank of Ireland                                                              500,575          7,904,758
-----------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                           378,960         10,146,805
-----------------------------------------------------------------------------------------------------------
Danske Bank AS                                                               223,400          6,794,214
-----------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                            735,450          1,521,503
-----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                       332,240          9,708,351
                                                                                        ------------------
                                                                                             41,380,370
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.3%
Ichiyoshi Securities Co. Ltd.                                                563,000          5,694,524
-----------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                        507,427          7,494,898
-----------------------------------------------------------------------------------------------------------
Van der Moolen Holding NV                                                    712,308          3,607,158
                                                                                        ------------------
                                                                                             16,796,580
-----------------------------------------------------------------------------------------------------------
INSURANCE--6.9%
Aegon NV                                                                     816,827         11,520,923
-----------------------------------------------------------------------------------------------------------
Aksigorta AS                                                                 390,000          1,934,803
-----------------------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                            509,152         11,758,794
-----------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                        161,554         10,408,710
                                                                                        ------------------
                                                                                             35,623,230
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Emperor Entertainment Hotel Ltd.                                          12,368,000          3,938,777
HEALTH CARE--8.0%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Sysmex Corp.                                                                  30,200          1,899,791
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
Mediceo Holdings Co. Ltd.                                                    593,240          7,830,189
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.1%
China Pharmaceutical Group Ltd. 1                                          9,500,000          1,491,318
-----------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                          322,867          7,840,485
-----------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                            104,410          8,960,338
-----------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                               135,700          7,353,079
-----------------------------------------------------------------------------------------------------------
UCB SA                                                                        96,400          5,488,557
                                                                                        ------------------
                                                                                             31,133,777
INDUSTRIALS--15.2%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Safran SA                                                                    266,977          5,555,159
-----------------------------------------------------------------------------------------------------------
AIRLINES--2.5%
Deutsche Lufthansa AG                                                        462,827          6,200,947
-----------------------------------------------------------------------------------------------------------


2         |                     Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited



                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
AIRLINES CONTINUED
easyJet plc 1                                                              1,233,028    $     6,512,788
                                                                                        ------------------
                                                                                             12,713,735
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Royal Group Technologies Ltd. 1                                              382,200          3,741,345
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.7%
Bacou-Dalloz SA                                                               76,820          7,581,825
-----------------------------------------------------------------------------------------------------------
Quebecor World, Inc.                                                         318,900          6,168,185
                                                                                        ------------------
                                                                                             13,750,010
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.9%
Okumura Corp.                                                                971,000          6,049,165
-----------------------------------------------------------------------------------------------------------
Technical Olympic SA                                                         839,700          5,842,688
-----------------------------------------------------------------------------------------------------------
Vinci SA                                                                      91,980          8,170,251
                                                                                        ------------------
                                                                                             20,062,104
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Alstom 1                                                                      51,393          2,140,849
-----------------------------------------------------------------------------------------------------------
RHJ International Ltd. 1                                                     205,866          5,066,838
                                                                                        ------------------
                                                                                              7,207,687
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Alarko Holding AS 1                                                           79,000          2,729,817
-----------------------------------------------------------------------------------------------------------
MARINE--2.4%
Attica Holdings SA                                                         1,496,400          5,169,103
-----------------------------------------------------------------------------------------------------------
Orient Overseas International Ltd.                                         1,820,000          7,280,300
                                                                                        ------------------
                                                                                             12,449,403
INFORMATION TECHNOLOGY--7.9%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.6%
Nokia Oyj                                                                    679,800         10,703,149
-----------------------------------------------------------------------------------------------------------
SunCorp Technologies Ltd.                                                 11,768,000          2,613,153
                                                                                        ------------------
                                                                                             13,316,302
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
Japan Digital Laboratory Co. Ltd.                                            478,300          5,316,615
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Epcos AG 1                                                                   312,059          3,849,871
-----------------------------------------------------------------------------------------------------------
Nichicon Corp.                                                               581,200          8,675,495
-----------------------------------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                                         163,800          2,014,019
                                                                                        ------------------
                                                                                             14,539,385
-----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Canon, Inc.                                                                  143,720          7,276,064
MATERIALS--2.9%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
GEA Group AG 1                                                               235,809          2,784,081
-----------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
Arcelor                                                                      320,970          7,092,113
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.0%
PaperlinX Ltd.                                                             2,085,200          5,139,560
TELECOMMUNICATION SERVICES--9.4%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.1%
Cable & Wireless plc 2                                                     2,960,587          8,115,490
-----------------------------------------------------------------------------------------------------------


3         |                     Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited


                                                                              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
France Telecom SA                                                            374,050    $    11,307,389
-----------------------------------------------------------------------------------------------------------
Maroc Telecom                                                                325,700          3,294,891
-----------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                         1,126,300          2,969,208
-----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                                        5,760,900          5,517,180
                                                                                        ------------------
                                                                                             31,204,158
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.3%
KDDI Corp.                                                                     1,874          9,926,843
-----------------------------------------------------------------------------------------------------------
Tim Hellas Telecommunications SA, Sponsored ADR                              348,500          6,886,325
                                                                                        ------------------
                                                                                             16,813,168
UTILITIES--1.3%
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Gaz de France 1                                                              112,744          3,769,400
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Veolia Environnement SA                                                       76,528          3,131,101
                                                                                        ------------------
Total Common Stocks (Cost $468,053,396)                                                     497,237,818

                                                                           PRINCIPAL
                                                                              AMOUNT
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
Undivided interest of 1.10% in joint repurchase agreement (Principal
Amount/Value $1,184,643,000, with a maturity value of $1,184,759,490)
with UBS Warburg LLC, 3.54%, dated 8/31/05, to be repurchased at
$13,084,287 on 9/1/05, collateralized by Federal National Mortgage
Assn., 6%, 4/1/35, with a value of $1,209,814,832
(Cost $13,083,000)                                                   $    13,083,000         13,083,000
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $481,136,396)                                 99.6%       510,320,818
-----------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                  0.4          2,213,625
                                                                     -------------------------------------
NET ASSETS                                                                     100.0%   $   512,534,443
                                                                     =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statements of Investment.




DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     VALUE         PERCENT
------------------------------------------------------------------------------
Japan                                            $ 88,658,654            17.4  %
France                                             83,400,455            16.3
United Kingdom                                     68,788,670            13.5
Germany                                            35,558,752             7.0
The Netherlands                                    27,344,793             5.4
Italy                                              27,006,769             5.3


4         |                     Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited



GEOGRAPHIC HOLDINGS                                     VALUE         PERCENT
------------------------------------------------------------------------------
Switzerland                                      $ 21,327,138             4.2  %
Greece                                             17,898,116             3.5
Canada                                             14,910,499             2.9
Ireland                                            14,897,716             2.9
Belgium                                            14,582,191             2.8
United States                                      13,083,000             2.6
Hong Kong                                          11,384,771             2.2
Finland                                            10,703,149             2.1
Turkey                                              8,733,777             1.7
Sweden                                              7,494,898             1.5
Luxembourg                                          7,092,113             1.4
Norway                                              7,087,648             1.4
Mexico                                              7,038,683             1.4
Denmark                                             6,794,214             1.3
Australia                                           5,139,560             1.0
Korea, Republic of South                            4,161,584             0.8
Bermuda                                             3,938,777             0.8
Morocco                                             3,294,891             0.6
                                               -------------------------------
Total                                            $510,320,818           100.0  %
                                               ===============================


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $482,927,041
                                              =============

Gross unrealized appreciation                 $ 44,007,598
Gross unrealized depreciation                  (16,613,821)
                                              -------------
Net unrealized appreciation                   $ 27,393,777
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily



5         |                     Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited

available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of August 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                EXPIRATION       CONTRACT AMOUNT             VALUATION AS OF          UNREALIZED          UNREALIZED
CONTRACT DESCRIPTION                 DATES                (000S)             AUGUST 31, 2005        APPRECIATION        DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Hong Kong Dollar (HKD)              9/2/05                11,003 HKD              $1,415,840             $    64            $     --


6         |                     Oppenheimer Quest International Value Fund, Inc.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS   August 31, 2005/Unaudited



CONTRACTS TO SELL
Euro (EUR)                        12/22/05                15,300 EUR              18,979,084                   --            251,884
Hong Kong Dollar (HKD)       9/1/05-9/2/05                 2,859 HKD                 367,822                   13                 16

Japanese Yen (JPY)                12/22/05               850,000 JPY               7,772,798              138,963                 --
                                                                                                        ----------------------------
Total unrealized appreciation and depreciation                                                           $139,040           $251,900
                                                                                                        ============================



7         |                     Oppenheimer Quest International Value Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.


By:   s/s John V. Murphy
      ------------------
      John V. Murphy

      Principal Executive Officer

Date: October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   s/s John V. Murphy
      ------------------
      John V. Murphy

      Principal Executive Officer

Date: October 17, 2005


By:   s/s Brian W. Wixted
      -------------------
      Brian W. Wixted

      Principal Financial Officer

Date: October 17, 2005